Restructuring Costs	12 Months Ended
Mar. 31, 2012
Restructuring Costs [Abstract]
Restructuring costs

4. Restructuring costs

In August 2011, the Company announced the transfer of the remainder of its interactive display assembly operations from its leased facility in Ottawa, Canada to existing contract manufacturers. This decision reflected the Company’s ongoing strategy to reduce costs in all areas of its operations and the transition was completed by March 31, 2012.

The change in the Company’s accrued restructuring obligation for the year ended March 31, 2012 is summarized in the following table.

	Year ended March 31, 2012
	Employee Termination Benefits	Lease Obligation Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$—	$—	$—	$—
Restructuring costs incurred	3,745	8,059	1,455	13,259
Restructuring costs paid	(3,745)	(600)	(1,455)	(5,800)
Accretion expense	—	116	—	116
Currency translation adjustment	—	213	—	213

Accrued restructuring obligation at end of year	$—	$7,788	$—	$7,788

Employee termination benefits include termination costs related to a reduction in workforce and the associated costs of outplacement services. This workforce reduction was completed in phases with all payments for employee termination benefits made by March 31, 2012.

In December 2011, the Company ceased using the assembly and warehouse space at the Ottawa facility. As a result, the Company recorded lease obligation costs of $8,059 in the third quarter of fiscal 2012 based on future lease expenditures and estimated future sublease rentals for the remainder of the lease term ending April 2017. The accrued lease obligation is reviewed quarterly and adjusted as required to ensure that it reflects the remaining obligation based on future lease expenditures and estimated future sublease rentals over the balance of the obligation period.

Other restructuring costs incurred by the Company in the year ended March 31, 2012 included other labor and freight costs related to the closing of the Ottawa facility and transition to contract manufacturers.

During the year ended March 31, 2012, the Company recorded $1,247 in raw materials inventory write-offs related to product lines that were discontinued at the Ottawa facility in connection with the restructuring activities. These costs were recorded in cost of sales in the consolidated statements of operations and are therefore not included in the preceding table.

At March 31, 2012, the current portion of the accrued restructuring obligation of $2,280 was included in accrued and other current liabilities with the remaining long-term portion of $5,508 included in other long-term liabilities.